Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2020	5,082,726	0
Balance at Dec. 31, 2020	$ 51	$ 0	$ 457,171	$ 8	$ (360,433)	$ 96,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit (loss)	$ 0	$ 0	0	0	(5,500)	(5,500)
Compensation cost on restricted stock & stock options award (Note 9) (in shares)	0	0
Compensation cost on restricted stock & stock options award (Note 9)	$ 0	$ 0	227	0	0	227
Balance (in shares) at Jun. 30, 2021	5,082,726	0
Balance at Jun. 30, 2021	$ 51	$ 0	457,398	8	(365,933)	91,524
Balance (in shares) at Dec. 31, 2021	5,082,726	0
Balance at Dec. 31, 2021	$ 51	$ 0	457,439	(2)	(370,139)	87,349
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit (loss)	$ 0	$ 0	0	0	1,790	1,790
Compensation cost on restricted stock awards (Note 9) (in shares)	0	0
Compensation cost on restricted stock awards (Note 9)	$ 0	$ 0	80	0	0	80
Common shares exchanged for Series B preferred shares (in shares)	(2,834,612)	793,657
Common shares exchanged for Series B preferred shares	$ (28)	$ 8	9,291	0	(9,271)	$ 0
Issuance of common stock under ATM program, net of issuance costs (Note 9) (in shares)	526,916	0				526,916
Issuance of common stock under ATM program, net of issuance costs (Note 9)	$ 5	$ 0	1,333	0	0	$ 1,338
Issuance of units, net of issuance costs (Note 9) (in shares)	7,620,000	0
Issuance of units, net of issuance costs (Note 9)	$ 76	$ 0	7,050	0	0	7,126
Balance (in shares) at Jun. 30, 2022	10,395,030	793,657
Balance at Jun. 30, 2022	$ 104	$ 8	$ 475,193	$ (2)	$ (377,620)	$ 97,683